Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net cash inflow from operating activities	[1]	£ 1,408	£ 1,238	£ 701
Investing activities
Acquisitions	[1]	(153)	(267)	(236)
Disposals of investments and subsidiaries	[2]	553	99	38
Proceeds from loans on disposal of subsidiaries		93	0	0
Purchases of property, plant and equipment		(189)	(177)	(209)
Purchases of intangible assets		(47)	(40)	(15)
Proceeds on disposal of property, plant and equipment		21	5	13
Net cash inflow/(outflow) from investing activities		278	(380)	(409)
Financing activities
Principal elements of lease payments		(282)	(259)	(310)
Share option proceeds		2	1	1
Cash consideration received from non-controlling interests		0	46	0
Cash consideration for purchase of non-controlling interests		(87)	(16)	(84)
Share repurchases and buy-backs		(82)	(54)	(862)
Proceeds from borrowings		1,060	1,053	0
Repayment of borrowings		(1,087)	(1,102)	(221)
Repayment of borrowing related derivatives	[3]	(14)	(46)	0
Financing and share issue costs		(7)	(3)	0
Equity dividends paid		(425)	(423)	(365)
Dividends paid to non-controlling interests in subsidiary undertakings		(67)	(101)	(70)
Net cash outflow from financing activities		(989)	(904)	(1,911)
Net increase/(decrease) in cash and cash equivalents		697	(46)	(1,619)
Foreign exchange translation of cash and cash equivalents		(90)	(80)	64
Cash and cash equivalents at beginning of year		1,860	1,986	3,541
Cash and cash equivalents at end of year		£ 2,467	£ 1,860	£ 1,986

[1]	Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities.
[2]	Disposals of investments and subsidiaries represents consideration received less cash and cash equivalents disposed.
[3]	Repayment of borrowing related derivatives was previously presented within Repayment of borrowings.